8. Stock Options	12 Months Ended
Dec. 31, 2012
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock Options

On June 28, 2007, the stockholders of the Company approved its 2007 Stock Option Plan (the “2007 Plan”), which has 50,000 shares reserved for issuance thereunder. The 2007 Plan provides shares available for options granted to employees, directors, officers and consultants of the Company. The expiration date for each option shall be set by the Board of Directors at the time of issue of the options and shall not be more than ten years after the grant date. The exercise price of each option shall be determined by the Board of Directors and will not be less than the market price of the Company’s common shares as of the date of the grant of the stock option.

The Company measures all stock-based compensation awards using a fair value method on the date of grant and recognizes such expense in its financial statements over the requisite service period. The grant date fair value of stock options is based on the price of a share of the Company’s common stock on the date of grant. In determining the grant date fair value of stock options, the Company uses the Black-Scholes option pricing model which requires management to make assumptions regarding the option lives, expected volatility, and risk free interest rates, all of which impact the fair value of the option and, ultimately, the expense that will be recognized over the life of the option.

The risk-free interest rate is based on the Canadian Treasury yield curve in effect at the time of grant for a bond with a similar term. The Company does not anticipate declaring dividends in the foreseeable future. Expected volatilities are based on industry comparables using available data and other factors due to the fact that the Company’s stock has only limited trading history. When applicable, the Company will use historical data to estimate option exercises, forfeitures, and employee terminations within the valuation model. For non-employees, the expected term of the options approximate the full term of the options. The Company recognizes compensation expense for only the portion of stock options that are expected to vest.

On January 1, 2011, the Company adopted U.S. GAAP for financial reporting purposes. The amount of stock-based compensation expense for U.S. GAAP purposes differs from the amount for Canadian GAAP purposes. Under Canadian GAAP it was determined that options granted to certain individuals should be treated as non-employees. Under U.S. GAAP it was determined that these same option grants should be treated as employees. The primary difference in accounting is that under Canadian GAAP the fair of the options are re-valued each reporting period. Under U.S. GAAP, the fair value of stock-based compensation is measured on the grant date (not re-valued each reporting period).

The following table shows the impact on the Company’s statements of operations for each fiscal year ended December 31 had the Company accounted for the stock options in accordance with U.S. GAAP under SFAS 123(R). All stock-based compensation expense has previously been included in “Directors’ fees”. The balance sheet would have reflected a reclass during each fiscal year ended December 31 in the amount of the adjustments detailed below. Upon adoption of U.S. GAAP, the Company recorded a one time cumulative adjustment to increase retained earnings at January 1, 2011 by $112,458 with a corresponding decrease to contributed surplus for the same amount.

	Canadian GAAP	Adjustments	U.S. GAAP

Directors' fees - year ended December 31, 2010	$(27,670)	$3,420	$(24,250)
Directors' fees - year ended December 31, 2009	172,075	(138,942)	33,133
Directors' fees - year ended December 31, 2008	67,053	23,064	90,117
Directors' fees - inception (April 25, 2005) to December 31, 2010	$211,458	$(112,458)	$99,000

F-14

The following table sets forth the share-based compensation expense resulting from stock option grants and warrants, including those warrants previously granted and vesting over time, which was recorded in the Company’s Statements of Operations for the years ended December 31, 2012, 2011, and 2010:

	Year Ended			Cumulative April 25, 2005
	December 31,			(inception) to
	2012	2011	2010	December 31, 2012
Directors' fees	$–	$–	$(27,670)	$131,000
Modification of warrants - stock-based compensation (Note 9)	415,436	898,997	898,997	4,313,782
Total	$415,436	$898,997	$871,327	$4,444,782

There were no transactions involving the Company’s stock options for the years ended December 31, 2012, 2011 and 2010. The following is a summary of the Company’s stock option balances:

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
	Options	Exercise Price	Term	Value

Outstanding at December 31, 2012, 2011 and 2010	2,000	$51.00		$–

Exercisable at December 31, 2012	2,000	$51.00	5.5 years	$–

Available for grant at December 31, 2012	48,000

The aggregate intrinsic value in the table above represents the total pretax intrinsic value for all “in-the-money” options (i.e. the difference between the Company’s closing stock price on the last trading day of its fourth quarter of fiscal year 2012 and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all option holders exercised their options on December 31, 2012. The intrinsic value of the options changes based on the fair market value of the Company’s common stock.

The following table summarizes information about stock options outstanding and exercisable at December 31, 2012:

		Stock Options Outstanding			Stock Options Exercisable
		Weighted			Weighted
		Average	Weighted		Average	Weighted
	Number of	Remaining	Average	Number of	Remaining	Average
	Options	Contractual	Exercise	Options	Contractual	Exercise
Exercise Prices	Outstanding	Life (Years)	Price	Exercisable	Life (Years)	Price

$51.00	2,000	5.5	$51.00	2,000	5.5	$51.00

At December 31, 2012, the Company did not have any unrecognized stock-based compensation related to its stock options.

Effective March 22, 2012, Mr. Pratt Barndollar resigned as a director of the Company. His resignation was not the result of any disputes or disagreements with the Company. The Board has agreed that Mr. Barndollar will retain the right to exercise the stock option originally granted to him on June 30, 2008, to purchase up to 2,000 shares of the Company’s common stock at an exercise price of $51 per share, until its expiration date of June 30, 2018.

The Company does not repurchase shares to fulfill the requirements of options that are exercised.